Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property and equipment
Total cost	$ 130,806	$ 115,173
Accumulated depreciation	(79,262)	(66,141)
Property and equipment, net, excluding assets under construction	51,544	49,032
Property and equipment, net	52,739	49,571
Depreciation	21,587	19,544	$ 14,069
Land
Property and equipment
Total cost	5,277	5,277
Buildings
Property and equipment
Total cost	3,580	3,580
Motor vehicles, furniture and fixtures
Property and equipment
Total cost	19,798	16,737
Assets under capital lease
Property and equipment
Total cost	661	647
Leasehold improvements
Property and equipment
Total cost	16,362	15,894
Software
Property and equipment
Total cost	27,330	17,855
Computers and office equipment
Property and equipment
Total cost	57,798	55,183
Assets under construction
Property and equipment
Property and equipment, net	$ 1,195	$ 539